Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of share capital issued
(b)	Issued

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Stated Value $	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares
Balance, beginning of year	35,586,301	242,487,728	35,230,551	235,611,237	34,596,422	227,154,731
Initial public offering, net of issuance costs	2,000,000	27,460,805	—	—	—	—
Reg A offering, net of issue costs	—	—	—	—	467,462	6,789,838
DSU exercise (Note 14)	173,958	2,733,328	25,000	400,000	166,667	1,666,668
RSU exercise (Note 14)	31,875	460,225	—	—	—	—
Option exercise (Note 14)	489,166	6,019,398	330,750	6,476,491	—	—
Warrant exercise (Note 15)	122,437	2,134,649	—	—	—	—

Balance, end of year	38,403,737	281,296,133	35,586,301	242,487,728	35,230,551	235,611,237